Fair value and fair value hierarchy of financial instruments - Additional information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Transfer between levels during period		$ 0	$ 0
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss)	$ 315,852,726	$ 22,842,231	$ 41,456,007